Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Accrued Liabilities Abstract
Accrued Incentive Compensation	$ 337	$ 1,451
Other Accrued Liabilities	1,931	941
Total Accrued Liabilities	$ 2,268	$ 2,392